Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Schedule of information about significant suppliers

	For the Three Months		As of	As of
	Ended March 31,		March 31,	December 31,
	2025	2024	2025	2024

	% of operating expenses		% of accounts payable
Vendor A	34%	50%	49%	43%
Vendor B	1%	3%	2%	2%
Vendor C	9%	5%	4%	8%
Vendor D	2%	—	11%	—
	46%	58%	66%	53%

	For the Year Ended
	December 31,		As of December 31,
	2024	2023	2024	2023

	% of operating expenses		% of accounts payable
Vendor A	62%	33%	43%	40%
Vendor B	1%	14%	2%	—
Vendor C	3%	8%	8%	10%
Vendor D	—	—	—	19%
	66%	55%	53%	69%

Schedule of estimated useful life of property and equipment

Estimated Useful Life
Computer equipment	3 years
Office equipment	5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life